Commitments and contingencies - Narrative (Details) $ in Thousands		12 Months Ended				36 Months Ended
	Aug. 03, 2007 period	Dec. 31, 2024	Dec. 31, 2023 USD ($) restaurant	Dec. 31, 2022 USD ($)	Dec. 31, 2021	Dec. 31, 2024 USD ($)
Line of Credit Facility [Line Items]
Reinvestment plan term			3 years
Percentage of gross sales of restaurants	5.00%
Initial royalty period	10 years
Royalty fee (as a percent)			6.00%	5.60%	5.20%
Number of subsequent payment periods | period	2
Percentage of gross sales on advertising and promotion activities			5.00%
Required minimum fixed charge coverage ratio			1.50
Maximum leverage ratio			4.25
Number of new restaurants | restaurant			200
Number of modernize restaurants | restaurant			400
Provision for contingencies			$ 50,619	$ 44,839
Provision for contingencies, current			1,447	2,272
Provision for contingencies, noncurrent			49,172	42,567
Provision related to claims covered by indemnification agreement			1,458	$ 1,297
Minimum
Line of Credit Facility [Line Items]
Tax law, estimate of possible loss			511,000
Maximum
Line of Credit Facility [Line Items]
Tax law, estimate of possible loss			576,000
Standby letters of credit
Line of Credit Facility [Line Items]
Standby letters of credit with an aggregate drawing amount			$ 80,000
Scenario, forecast
Line of Credit Facility [Line Items]
Royalty fee (as a percent)		6.00%
Capital expenditures						$ 650,000
Next five years
Line of Credit Facility [Line Items]
Royalty fee (as a percent)	6.00%
Last five years
Line of Credit Facility [Line Items]
Initial royalty period	5 years
Royalty fee (as a percent)	7.00%